Note Transfers of financial assets and servicing rights (Transfers of financial assets and servicing rights - Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Weighted average mortgage servicing fees	30.00%	28.00%
Mortgage loans related to buy-back option program	$ 22,895,172	$ 22,453,813
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Liabilities Incurred	$ 0	0
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transfer or Servicing Assets Or Liabilities Description Of Objectives Methodology And Limitations	The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Loans with Recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 1,700,000	1,900,000
Buy back option program
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	49,000	140,000
Repurchased Loans	224,000	80,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	24,600	32,600
Whole loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	70,000	69,000
Whole loans sales, net gains	2,300	2,700
Serviced Mortgage Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	18,000,000	20,600,000
Serviced Mortgage Loans | Loans with Recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans	$ 44,000	$ 59,000